Voya International Index Portfolio Average Annual Total Returns - Class ADV I S S2 Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			2.61%	3.88%	4.43%
Performance Inception Date		Mar. 10, 2008
Class ADV | MSCI ACW Ex-US Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class ADV | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.82%	4.73%	5.20%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			3.03%	4.39%	4.95%
Performance Inception Date		Mar. 10, 2008
Class I | MSCI ACW Ex-US Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class I | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.82%	4.73%	5.20%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			2.72%	4.12%	4.68%
Performance Inception Date		Mar. 10, 2008
Class S | MSCI ACW Ex-US Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class S | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.82%	4.73%	5.20%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			2.62%	3.96%	4.52%
Performance Inception Date		Feb. 27, 2009
Class S2 | MSCI ACW Ex-US Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class S2 | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.82%	4.73%	5.20%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the MSCI EAFE® Index to the MSCI All Country World Ex-U.S. Index (the “MSCI ACW Ex-US Index”) in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the MSCI EAFE® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.